Loans and Allowance for Loan Losses	12 Months Ended
Dec. 31, 2015
Loans and Leases Receivable Disclosure [Abstract]
Loans and Allowance for Loan Losses
(2)	Loans and Allowance for Loan Losses

Loans

A summary of loans, by major class within the Company’s loan portfolio, at December 31, 2015 and 2014 is as follows:

(in thousands)	2015	2014
Commercial, financial, and agricultural	$149,091	$154,834
Real estate construction - residential	16,895	18,103
Real estate construction - commercial	33,943	48,822
Real estate mortgage - residential	256,086	247,117
Real estate mortgage - commercial	385,869	372,321
Installment and other consumer	23,196	20,016
Total loans	$865,080	$861,213

The Bank grants real estate, commercial, installment, and other consumer loans to customers located within the communities surrounding Jefferson City, Columbia, Clinton, Warsaw, Springfield, Branson and the greater Kansas City metropolitan area. As such, the Bank is susceptible to changes in the economic environment in these communities. The Bank does not have a concentration of credit in any one economic sector. Installment and other consumer loans consist primarily of the financing of vehicles. At December 31, 2015, loans with a carrying value of $421.8 million, or $350.5 million fair value, were pledged to the Federal Home Loan Bank as collateral for borrowings and letters of credit.

The following is a summary of loans to directors and executive officers or to entities in which such individuals had a beneficial interest of the Company, are summarized as follows:

(in thousands)
Balance at December 31, 2014	$4,940
New loans	286
Amounts collected	(499)
Balance at December 31, 2015	$4,727

Such loans were made in the normal course of business on substantially the same terms, including interest rates and collateral requirements, as those prevailing at the same time for comparable transactions with other persons, and did not involve more than the normal risk of collectability or present unfavorable features.

Allowance for loan losses

The following is a summary of the allowance for loan losses for the years ended December 31, 2015, 2014, and 2013:

	Commercial,	Real Estate	Real Estate	Real Estate	Real Estate	Installment
	Financial, &	Construction -	Construction -	Mortgage -	Mortgage -	Loans to	Un-
(in thousands)	Agricultural	Residential	Commercial	Residential	Commercial	Individuals	allocated	Total
Balance at December 31, 2012	$1,937	$732	$1,711	$3,387	$6,834	$239	$2	$14,842
Additions:
Provision for loan losses	992	318	(452)	273	622	272	5	2,030
Deductions:
Loans charged off	895	119	633	812	1,301	420	0	4,180
Less recoveries on loans	(340)	0	(5)	(111)	(368)	(203)	0	(1,027)
Net loans charged off	555	119	628	701	933	217	0	3,153
Balance at December 31, 2013	$2,374	$931	$631	$2,959	$6,523	$294	$7	$13,719
Additions:
Provision for loan losses	371	(592)	326	(226)	(107)	195	33	0
Deductions:
Loans charged off	1,285	349	491	408	2,890	405	0	5,828
Less recoveries on loans	(319)	(181)	0	(202)	(320)	(186)	0	(1,208)
Net loans charged off	966	168	491	206	2,570	219	0	4,620
Balance at December 31, 2014	$1,779	$171	$466	$2,527	$3,846	$270	$40	$9,099
Additions:
Provision for loan losses	833	(434)	193	153	(713)	157	61	250
Deductions:
Loans charged off	1,131	0	15	379	363	302	0	2,190
Less recoveries on loans	(672)	(322)	0	(138)	(165)	(148)	0	(1,445)
Net loans charged off	459	(322)	15	241	198	154	0	745
Balance at December 31, 2015	$2,153	$59	$644	$2,439	$2,935	$273	$101	$8,604

Loans, or portions of loans, are charged off to the extent deemed uncollectible or a loss is confirmed. Loan charge-offs reduce the allowance for loan losses, and recoveries of loans previously charged off are added back to the allowance. If management determines that it is probable that all amounts due on a loan will not be collected under the original terms of the loan agreement, the loan is considered to be impaired. These loans are evaluated individually for impairment, and in conjunction with current economic conditions and loss experience, specific reserves are estimated as further discussed below. Loans not individually evaluated are aggregated by risk characteristics and reserves are recorded using a consistent methodology that considers historical loan loss experience by loan type, delinquencies, current economic conditions, loan risk ratings and industry concentration.

The following table provides the balance in the allowance for loan losses at December 31, 2015 and 2014, and the related loan balance by impairment methodology.

	Commercial,	Real Estate	Real Estate	Real Estate	Real Estate	Installment
	Financial, and	Construction -	Construction -	Mortgage -	Mortgage -	Loans to	Un-
(in thousands)	Agricultural	Residential	Commercial	Residential	Commercial	Individuals	allocated	Total

December 31, 2015

Allowance for loan losses:
Individually evaluated for impairment	$285	$0	$15	$955	$266	$19	$0	$1,540
Collectively evaluated for impairment	1,868	59	629	1,484	2,669	254	101	7,064
Total	$2,153	$59	$644	$2,439	$2,935	$273	$101	$8,604
Loans outstanding:
Individually evaluated for impairment	$1,005	$0	$102	$5,936	$3,081	$144	$0	$10,268
Collectively evaluated for impairment	148,086	16,895	33,841	250,150	382,788	23,052	0	854,812
Total	$149,091	$16,895	$33,943	$256,086	$385,869	$23,196	$0	$865,080

December 31, 2014

Allowance for loan losses:
Individually evaluated for impairment	$134	$0	$0	$1,343	$246	$26	$0	$1,749
Collectively evaluated for impairment	1,645	171	466	1,184	3,600	244	40	7,350
Total	$1,779	$171	$466	$2,527	$3,846	$270	$40	$9,099
Loans outstanding:
Individually evaluated for impairment	$7,541	$1,750	$2,096	$7,878	$16,464	$234	$0	$35,963
Collectively evaluated for impairment	147,293	16,353	46,726	239,239	355,857	19,782	0	825,250
Total	$154,834	$18,103	$48,822	$247,117	$372,321	$20,016	$0	$861,213

Impaired loans

Loans evaluated under ASC 310-10-35 include loans which are individually evaluated for impairment. All other loans are collectively evaluated for impairment under ASC 450-20. Impaired loans individually evaluated for impairment totaled $10.3 million and $36.0 million at December 31, 2015 and 2014, respectively, and are comprised of loans on non-accrual status and loans which have been classified as troubled debt restructurings (TDRs).

The net carrying value of impaired loans is based on the fair values of collateral obtained through independent appraisals or internal evaluations, or by discounting the total expected future cash flows. At December 31, 2015 and 2014, $6.4 million and $15.6 million, respectively, of impaired loans were evaluated based on the fair value less estimated selling costs of the loan’s collateral. Once the impairment amount is calculated, a specific reserve allocation is recorded. At December 31, 2015, $1.5 million of the Company’s allowance for loan losses was allocated to impaired loans totaling $10.3 million compared to $1.7 million of the Company's allowance for loan losses allocated to impaired loans totaling approximately $36.0 million at December 31, 2014. Management determined that $4.5 million, or 44%, of total impaired loans required no reserve allocation at December 31, 2015 compared to $28.5 million, or 79%, at December 31, 2014 primarily due to adequate collateral values, acceptable payment history and adequate cash flow ability.

The categories of impaired loans at December 31, 2015 and 2014 are as follows:

(in thousands)	2015	2014
Non-accrual loans	$4,418	$18,243
Performing TDRs	5,850	17,720
Total impaired loans	$10,268	$35,963

The following tables provide additional information about impaired loans at December 31, 2015 and 2014, respectively, segregated between loans for which an allowance has been provided and loans for which no allowance has been provided.

		Unpaid
	Recorded	Principal	Specific
(in thousands)	Investment	Balance	Reserves

December 31, 2015
With no related allowance recorded:
Commercial, financial and agricultural	$448	$450	$0
Real estate - residential	1,645	1,712	0
Real estate - commercial	2,446	2,572	0
Total	$4,539	$4,734	$0
With an allowance recorded:
Commercial, financial and agricultural	$557	$572	$285
Real estate - construction commercial	102	115	15
Real estate - residential	4,291	4,320	955
Real estate - commercial	635	884	266
Consumer	144	182	19
Total	$5,729	$6,073	$1,540
Total impaired loans	$10,268	$10,807	$1,540

		Unpaid
	Recorded	Principal	Specific
(in thousands)	Investment	Balance	Reserves

December 31, 2014
With no related allowance recorded:
Commercial, financial and agricultural	$6,021	$6,232	$0
Real estate - construction residential	1,750	2,259	0
Real estate - construction commercial	2,096	2,319	0
Real estate - residential	3,213	3,270	0
Real estate - commercial	15,409	18,950	0
Consumer	36	36	0
Total	$28,525	$33,066	$0
With an allowance recorded:
Commercial, financial and agricultural	$1,520	$1,528	$134
Real estate - residential	4,665	3,546	1,343
Real estate - commercial	1,055	1,171	246
Consumer	198	237	26
Total	$7,438	$6,482	$1,749
Total impaired loans	$35,963	$39,548	$1,749

The following table presents by class, information related to the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2015 and 2014:

	2015		2014
		Interest		Interest
	Average	Recognized	Average	Recognized
	Recorded	For the	Recorded	For the
(in thousands)	Investment	Period Ended	Investment	Period Ended
With no related allowance recorded:
Commercial, financial and agricultural	$2,949	$39	$3,141	$94
Real estate - construction residential	536	0	610	2
Real estate - construction commercial	1,105	0	5,950	0
Real estate - residential	2,331	37	3,517	46
Real estate - commercial	5,169	119	13,703	400
Consumer	7	1	11	0
Total	$12,097	$196	$26,932	$542
With an allowance recorded:
Commercial, financial and agricultural	$1,356	$22	$1,773	$19
Real estate - construction residential	0	0	1,697	0
Real estate - construction commercial	52	0	42	0
Real estate - residential	4,625	110	5,118	129
Real estate - commercial	1,161	0	3,810	11
Consumer	183	0	312	0
Total	$7,377	$132	$12,752	$159
Total impaired loans	$19,474	$328	$39,684	$701

The recorded investment varies from the unpaid principal balance primarily due to partial charge-offs taken resulting from current appraisals received. The amount recognized as interest income on impaired loans continuing to accrue interest, primarily related to troubled debt restructurings, was $328,000 and $701,000, for the years ended December 31, 2015 and 2014, respectively. The average recorded investment in impaired loans is calculated on a monthly basis during the years reported.

Delinquent and Non-Accrual Loans

The delinquency status of loans is determined based on the contractual terms of the notes. Borrowers are generally classified as delinquent once payments become 30 days or more past due. The Company’s policy is to discontinue the accrual of interest income on any loan when, in the opinion of management, the ultimate collectibility of interest or principal is no longer probable. In general, loans are placed on non-accrual when they become 90 days or more past due. However, management considers many factors before placing a loan on non-accrual, including the delinquency status of the loan, the overall financial condition of the borrower, the progress of management’s collection efforts and the value of the underlying collateral. Non-accrual loans are returned to accrual status when, in the opinion of management, the financial condition of the borrower indicates that the timely collectibility of interest and principal is probable and the borrower demonstrates the ability to pay under the terms of the note through a sustained period of repayment performance, which is generally six months.

The following table provides aging information for the Company’s past due and non-accrual loans at December 31, 2015 and 2014.

(in thousands)	Current or Less Than 30 Days Past Due	30-89 Days Past Due	90 Days Past Due And Still Accruing	Non-Accrual	Total
December 31, 2015
Commercial, Financial, and Agricultural	$148,597	$185	$1	$308	$149,091
Real Estate Construction - Residential	16,830	0	0	0	16,830
Real Estate Construction - Commercial	33,472	65	0	102	33,639
Real Estate Mortgage - Residential	251,253	2,511	0	2,322	256,086
Real Estate Mortgage - Commercial	384,053	643	0	1,542	386,238
Installment and Other Consumer	22,840	207	5	144	23,196
Total	$857,045	$3,611	$6	$4,418	$865,080
December 31, 2014
Commercial, Financial, and Agricultural	$149,366	$189	$0	$5,279	$154,834
Real Estate Construction - Residential	16,352	0	0	1,751	18,103
Real Estate Construction - Commercial	46,670	0	56	2,096	48,822
Real Estate Mortgage - Residential	239,469	3,229	0	4,419	247,117
Real Estate Mortgage - Commercial	366,653	1,203	0	4,465	372,321
Installment and Other Consumer	19,551	230	2	233	20,016
Total	$838,061	$4,851	$58	$18,243	$861,213

Credit Quality

The Company categorizes loans into risk categories based upon an internal rating system reflecting management’s risk assessment. Loans are placed on watch status when one or more weaknesses that may result in the deterioration of the repayment exits or the Company’s credit position at some future date. Loans classified as substandard are inadequately protected by the current sound worth and paying capacity of the obligor or by the collateral pledged, if any. Loans so classified may have a well defined weakness or weaknesses that jeopardize the repayment of the debt. Such loans are characterized by the distinct possibility that the Company may sustain some loss if the deficiencies are not corrected. A loan is classified as a troubled debt restructuring (TDR) when a borrower is experiencing financial difficulties that lead to the restructuring of a loan, and the Company grants concessions to the borrower in the restructuring that it would not otherwise consider. Loans classified as TDRs which are accruing interest are classified as performing TDRs. Loans classified as TDRs which are not accruing interest are classified as nonperforming TDRs and are included with all other nonaccrual loans for presentation purposes. It is the Company’s policy to discontinue the accrual of interest income on loans when management believes that the collection of interest or principal is doubtful. Loans are placed on non-accrual status when (1) deterioration in the financial condition of the borrower exists for which payment of full principal and interest is not expected, or (2) payment of principal or interest has been in default for a period of 90 days or more and the asset is not both well secured and in the process of collection. Subsequent interest payments received on such loans are applied to principal if any doubt exists as to the collectability of such principal; otherwise, such receipts are recorded as interest income on a cash basis.

The following table presents the risk categories by class at December 31, 2015 and 2014.

(in thousands)	Commercial, Financial, & Agricultural	Real Estate Construction - Residential	Real Estate Construction - Commercial	Real Estate Mortgage - Residential	Real Estate Mortgage - Commercial	Installment and other Consumer	Total

At December 31, 2015
Watch	$8,663	$1,267	$1,296	$22,191	$24,303	$186	$57,906
Substandard	421	0	37	3,737	1,485	36	5,716
Performing TDRs	697	0	0	3,615	1,538	0	5,850
Non-accrual	308	0	102	2,322	1,542	144	4,418
Total	$10,089	$1,267	$1,435	$31,865	$28,868	$366	$73,890

At December 31, 2014
Watch	$13,651	$1,103	$4,757	$27,172	$18,191	$199	$65,073
Substandard	926	90	1,211	3,124	4,102	139	9,592
Performing TDRs	2,262	0	0	3,459	11,999	0	17,720
Non-accrual	5,279	1,751	2,096	4,419	4,465	233	18,243
Total	$22,118	$2,944	$8,064	$38,174	$38,757	$571	$110,628

Troubled Debt Restructurings

At December 31, 2015, loans classified as TDRs totaled $6.4 million, of which $527,000 were classified as nonperforming TDRs and included in non-accrual loans and $5.9 million were classified as performing TDRs. At December 31, 2014, TDRs totaled $19.3 million, of which $1.6 million were classified as nonperforming TDRs included in non-accrual loans and $17.7 million were classified as performing TDRs. Both performing and nonperforming TDRs are considered impaired loans. When an individual loan is determined to be a TDR, the amount of impairment is based upon the present value of expected future cash flows discounted at the loan’s effective interest rate or the fair value of the underlying collateral less applicable selling costs. Accordingly, specific reserves of $1.0 million related to TDRs were allocated to the allowance for loan losses at December 31, 2015 and 2014.

The following table summarizes loans that were modified as TDRs during the years ended December 31, 2015 and 2014.

	2015			2014
	Recorded Investment (1)			Recorded Investment (1)
(in thousands)	Number of Contracts	Pre- Modification	Post- Modification	Number of Contracts	Pre- Modification	Post- Modification
Troubled Debt Restructurings
Commercial, financial and agricultural	2	$250	$229	3	$244	$208
Real estate mortgage - residential	1	519	374	1	1,256	1,170
Real estate mortgage - commercial	4	1,273	1,249	0	0	0
Total	7	$2,042	$1,852	4	$1,500	$1,378

(1) The amounts reported post-modification are inclusive of all partial pay-downs and charge-offs, and no portion of the debt was forgiven. Loans modified as a TDR that were fully paid down, charged-off, or foreclosed upon during the period ended are not reported.

The Company’s portfolio of loans classified as TDRs include concessions for the borrower due to deteriorated financial condition such as interest rates below the current market rate, deferring principal payments, and extending maturity dates. During the year ended December 31, 2015, seven loans meeting the TDR criteria were modified compared to four loans during the year ended December 31, 2014.

Upon default of a TDR, which is considered to be 90 days or more past due under the modified terms, impairment is measured based on the fair value of the underlying collateral less applicable selling costs. The impairment amount is either charged off as a reduction to the allowance for loan losses, provided for as a specific reserve within the allowance for loan losses, or in the process of foreclosure. There were no TDRs that defaulted within twelve months of its modification date during the year ended December 31, 2015 and two loans modified as a TDR that defaulted during the year December 31, 2014.